UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported)	January 21, 2021

Commission File Number of securitizer:	025-04678

Central Index Key Number of securitizer:	0001784212

Katherine Kitterick +44 1274 472995
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i) Yorkshire Building Society has indicated by check mark that there is no activity to report for the quarterly period in relation to the following asset-based securitization transactions: Brass No 8 PLC and Brass No.9 PLC.

In accordance with Rule 15Ga-1(c)(2)(i), Yorkshire Building Society suspended its duty to provide a quarterly disclosure. In addition, because Rule 15Ga-1(c)(2)(ii) requires disclosure with respect to the prior calendar year (the year 2020), we confirm that no activity occurred during that calendar year except in relation to the Asset Based Securitisation transaction Brass No. 8 PLC, with respect to the period beginning April 1, 2020 and ending June 30, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 21, 2021	Yorkshire Building Society
(Securitizer, Depositor or Underwriter)

	By:	/s/ Duncan Asker
	Name:	Duncan Asker
	Title:	Director of Treasury